Fair Value Measurements - Fair Value Measurements Financial Instruments (Details) - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Impaired Loans	$ 1,196,884	$ 1,197,302	$ 1,536,006
Real estate held for resale	340,872	697,422	517,422
Total Fair Value Measurement	1,537,756	1,894,724	2,053,428
Fair Value Measurement Level 1
Impaired Loans
Real estate held for resale
Total Fair Value Measurement
Fair Value Measurement level 2
Impaired Loans
Real estate held for resale			517,422
Total Fair Value Measurement			517,422
Impaired loans
Impaired Loans	1,196,884	1,197,302	1,536,006
Real estate held for resale	340,872	697,422
Total Fair Value Measurement	$ 1,537,756	$ 1,894,724	$ 1,536,006